Note 6 - Prepaid Rent Received (Tables)	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Prepaid Rent
	September 30, 2016	December 31, 2015

Balance, beginning of period	$ 39,598	$ 7,450
Prepaid rent recognized as revenue during the period	(125,996)	(7,450)
Prepaid rent received during the period	110,236	39,598

Balance, end of period	$ 23,838	$ 39,598